Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 18, 2020	Apr. 30, 2019	Nov. 29, 2018	Aug. 31, 2020	Jul. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred stock							$ 134,920	$ 19,989	$ 19,989	$ 7,415
Convertible preferred stock, shares issued upon conversion									9,798,298	3,768,575
Preferred stock dividend rate									6.00%
Temporary equity liquidation preference per share									$ 1.00
Liquidation preference description									If the amounts to be distributed to the holders of the Series A Preferred Stock exceeds $2.00 per share, subject to certain adjustments, then the holders of the Series A Preferred Stock will receive the greater of $2.00 or the amount such holder would have received if all shares of Series A Preferred Stock had converted to common stock immediately prior to the distribution.
Conversion of stock, description									(a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share (subject to adjustment) in an initial public offering with net proceeds to the Company of at least $50.0 million ("Qualified IPO") or (b) the written consent of the holders of a majority of the outstanding shares of Series A Preferred Stock, the Series A Preferred Stock will automatically convert into common stock at the Series A Conversion Price then in effect.
Common Stock
Temporary Equity [Line Items]
Shares issued						14,089,314				2,110,404
Convertible preferred stock, shares issued upon conversion						28,086,375	28,086,375
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Purchase of share			$ 50,000
Shares issued	2,000,000	20,000,000	12,500,000		17,500,000
Convertible preferred stock, price per share	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Proceeds from issuance of convertible preferred stock	$ 2,000	$ 20,000	$ 7,500		$ 17,500
Convertible preferred stock, shares issued upon conversion			5,000,000						9,798,298	3,768,575
Fair value			$ 5,000					$ 6,300
Issuance costs		$ 100
Series A Convertible Preferred Stock | Tranche Right
Temporary Equity [Line Items]
Fair value			$ 3,400
Series A Convertible Preferred Stock | Tranche Right | Maximum [Member]
Temporary Equity [Line Items]
Sale of stock			37,500,000
Series A Convertible Preferred Stock | Tranche Right I
Temporary Equity [Line Items]
Shares issued		20,000,000
Sale of stock			20,000,000
Series A Convertible Preferred Stock | Tranche Right II
Temporary Equity [Line Items]
Sale of stock			17,500,000
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Shares issued				41,159,724
Convertible preferred stock, price per share				$ 2.81
Proceeds from issuance of convertible preferred stock				$ 115,700